Audited Consolidated Balance Sheet as of December 31, 2022 and Unaudited Interim Condensed Consolidated Balance Sheet as of June 30, 2023 - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 13,492	$ 34,396
Restricted Cash	9,736	0
Short-term investments	1,902	2,872
Advances to suppliers	444	492
Prepaid expenses and other current assets	217	763
Total current assets	25,791	38,523
Noncurrent assets:
Property and equipment, net	1,800	1,868
Operating lease right-of-use assets	4,946	5,484
Other noncurrent assets	341	347
Total noncurrent assets	7,087	7,699
Total assets	32,878	46,222
Current liabilities:
Accounts payable	1,501	1,081
Accrued expenses	1,682	2,470
Current portion of operating lease liabilities	784	966
Deferred revenue	1,751	1,351
Other current liabilities	1,104	1,484
Total current liabilities	6,822	7,352
Noncurrent liabilities:
Operating lease liabilities	3,687	3,995
Deferred revenue	33,529	34,221
Other noncurrent liabilities	3,527	3,661
Total noncurrent liabilities	40,743	41,877
Total liabilities	47,565	49,229
Commitments and contingencies
Mezzanine equity
Contingently redeemable noncontrolling interests	11,474	11,074
Shareholders' deficit
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 38,999,597 and 39,015,476 shares issued and outstanding as of December 31, 2022 and June 30, 2023, respectively)	4	4
Additional paid-in capital	368,679	368,857
Accumulated deficit	(387,996)	(375,276)
Accumulated other comprehensive income	1,223	436
Total BeyondSpring Inc.’s shareholders’ deficit	(18,090)	(5,979)
Noncontrolling interests	(8,071)	(8,102)
Total shareholders' deficit	(26,161)	(14,081)
Total liabilities, mezzanine equity and shareholders' deficit	$ 32,878	$ 46,222